Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Common Class A [Member]
Common Stock, Shares Authorized	214,000,000	214,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares, Issued	36,283,468	17,741,008
Common Stock, Shares, Outstanding	36,283,468	17,741,008
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized	44,000	44,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Issued	36,772	22,822
Preferred Stock, Shares Outstanding	36,772	22,822
Series C Preferred Stock [Member]
Preferred Stock, Shares Authorized	250,000	250,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Issued	0	250,000
Preferred Stock, Shares Outstanding	0	250,000